Disaggregated revenue and Concentration (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of disaggregated revenue

	Years ended
	December 31,
	2025	2024
Products sale	$1,349,257	$626,389
Product installation service	1,032,150	181,983
	$2,381,407	$808,372

Schedule of revenue and accounts receivable

	Years ended
	December 31,
	2025	2024
Number of customers (more than 10% of revenue)	0	4
Total revenue of top 5 customers	32.0%	79.5%

	December 31,	December 31,
	2025	2024
Number of customers (more than 10% of accounts receivable)	3	3
Total % of accounts receivable balance (more than 10%)	61.1%	86.3%

Schedule of purchase and accounts payable

	Percentage of Purchases		Percentage of
	For years ended		Accounts payable for purchase
	December 31,		December 31,	December 31
	2025	2024	2025	2024
Supplier A	43.0%	33.1%	98.8%	–
Supplier B	3.5%	12.3%	1.2%	74.5%
Supplier C	–	23.8%	–	–
Supplier D	4.8%	8.2%	–	25.5%
Supplier E	15.8%	–	–	–
Total (as a group)	67.1%	77.4%	100.0%	100.0%